Vessels	6 Months Ended
Jun. 30, 2018
Vessels
Vessels

4. Vessels

        The movement in vessels is reported in the following table:

Vessels
Cost
As of January 1, 2018	2,390,128
Additions	28,382
Fully amortized dry-docking component	(5,000)

As of June 30, 2018	2,413,510

Accumulated depreciation
As of January 1, 2018	240,377
Depreciation expense	36,604
Fully amortized dry-docking component	(5,000)

As of June 30, 2018	271,981

Net book value

As of December 31, 2017	2,149,751

As of June 30, 2018	2,141,529

        All vessels have been pledged as collateral under the terms of the Partnership's bank loan agreements.